Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Three Months Ended June 30, 2018	Three Months Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Voyage charters (1)
Suezmax	80,721	3,450	153,504	12,634
Aframax	24,265	6,056	47,742	9,031
LR2	11,979	—	23,600	—
Full service lightering	27,363	20,634	55,124	47,819
Total	144,328	30,140	279,970	69,484

Time-charters
Aframax	11,021	12,451	23,824	24,657
Suezmax	3,957	14,120	10,154	26,751
LR2	2,406	3,520	5,516	9,013
Total	17,384	30,091	39,494	60,421

Other revenue
Ship-to-ship support services	6,902	11,947	14,235	20,230
Commercial management	2,138	2,684	4,196	6,336
LNG terminal management, consultancy and other	907	827	2,229	2,514
Total	9,947	15,458	20,660	29,080

Net pool revenues (1)
Suezmax	—	19,418	—	47,441
Aframax	—	7,492	—	18,363
LR2	—	6,191	—	14,469
MR2	—	(1)	—	16
Total	—	33,100	—	80,289
Total revenues	171,659	108,789	340,124	239,274

(1)
Prior to the January 1, 2018 adoption of ASU 2014-09, the Company presented the net allocation for its vessels participating in RSAs as net pool revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. The adoption of ASU 2014-09 had the impact of increasing voyage charter revenues and voyage expenses for the three and six months ended June 30, 2018 by $67.5 million and $128.8 million, respectively.